Note 20 - Operating Segments	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

Note 20 – Operating Segments

The Company’s operations currently consist of two reportable operating segments: Banking and Mortgage Banking. The Company offers different products and services through its two segments. The accounting policies of the segments are generally the same as those of the consolidated company.

The Banking Segment generates its revenues primarily from its lending, deposit gathering and fee business activities. The profitability of this segment’s operations depends primarily on its net interest income after provision for credit losses, which is the difference between interest earned on interest earning assets and interest paid on interest bearing liabilities less provision for credit losses. The provision for credit losses is almost entirely dependent on changes in the Banking Segment’s loan portfolio and management’s assessment of the collectability of the loan portfolio as well as prevailing economic and market conditions. The profitability of this segment’s operations also depends on the generation of non-interest income which includes fees and commissions generated by Quaint Oak Bank and its wholly-owned subsidiaries, Quaint Oak Real Estate, LLC, Quaint Oak Abstract, LLC, Quaint Oak Insurance Agency, LLC, and Oakmont Commercial, LLC, which are included in the Banking Segment for segment reporting purposes.  The Banking Segment is also subject to an extensive system of laws and regulations that are intended primarily for the protection of depositors and other customers, federal deposit insurance funds and the banking system as a whole. These laws and regulations govern such areas as capital, permissible activities, allowance for loan and lease losses, loans and investments, and rates of interest that can be charged on loans. For segment reporting purposes, Quaint Oak Bancorp, Inc. is included as part of the Company’s Banking segment.

The Mortgage Banking Segment originates residential mortgage loans which are sold into the secondary market along with the loans’ servicing rights.  The profitability of this segment’s operations depends primarily on the gains realized from the sale of loans and processing fees. The Mortgage Banking Segment is also subject to an extensive system of laws and regulations that are intended primarily for the protection of consumers.

The following table present summary financial information for the reportable segments (in thousands):

	As of or for the Year Ended December 31,
	2021			2020
	Quaint Oak Bank(1)	Quaint Oak Mortgage	Consolidated	Quaint Oak Bank(1)	Quaint Oak Mortgage	Consolidated
Net Interest Income	$20,746	$(126)	$20,620	$11,190	$(355)	$10,835
Provision for Loan Losses	2,201	--	2,201	830	--	830
Net Interest Income after Provision for Loan Losses	18,545	(126)	18,419	10,360	(355)	10,005

Non-Interest Income
Mortgage banking and title abstract fees	1,937	562	2,499	923	656	1,579
Real estate sales commissions, net	170	--	170	159	--	159
Insurance commissions	509	--	509	490	--	490
Other fees and services charges	255	--	255	109	--	109
Loan servicing income	149	--	149	--	--	--
Income from bank-owned life insurance	83	--	83	80	--	80
Net gain on loans held for sale	3,804	3,077	6,881	--	4,320	4,320
Gain on the sale of SBA loans	1,147	--	1,147	115	--	115
Loss on sale of investment securities available for sale	362	--	362	--	--	--
Loss on sales and write-downs of other real estate owned	(73)	--	(73)	(197)	--	(197)
Total Non-Interest Income	8,343	3,639	11,982	1,679	4,976	6,655

Non-Interest Expense
Salaries and employee benefits	13,492	2,046	15,538	6,980	1,447	8,427
Directors’ fees and expenses	252	--	252	232	--	232
Occupancy and equipment	1,322	299	1,621	631	282	913
Data processing	605	296	901	470	247	717
Professional fees	586	73	659	501	40	541
FDIC deposit insurance assessment	331	--	331	121	--	121
Other real estate owned expenses	--	--	--	42	--	42
Advertising	289	62	351	92	21	113
Amortization of other intangible	49	--	49	49	--	49
Other	1,289	96	1,385	909	59	968
Total Non-Interest Expense	18,215	2,872	21,087	10,027	2,096	12,123

Pretax Segment Profit	$8,673	$641	$9,314	$2,012	$2,525	$4,537

Segment Assets	$524,943	$29,172	$554,115	$422,230	$61,845	$484,075

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(1)  Includes Quaint Oak Bancorp, Inc. and the Bank’s Subsidiaries, Quaint Oak Real Estate, Quaint Oak Abstract, Quaint Oak Insurance Agency, QOB Properties, Oakmont Commercial and Oakmont Capital Holdings.